Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of profit or loss and other comprehensive income
Net sales	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Cost of sales	(30,753,137)	(19,864,248)	(14,999,823)
Gross profit	8,984,231	6,000,753	5,438,012
Selling expenses	(1,276,279)	(723,419)	(661,907)
General and administrative expenses	(1,976,331)	(1,572,357)	(1,589,819)
Other income, net	1,752,222	382,600	176,869
Operating expenses	(1,500,388)	(1,913,176)	(2,074,857)
Profit before equity in earnings of investees, finance results and income taxes	7,483,843	4,087,577	3,363,155
Interest in earnings of associates	468,743	130,225	28,801
Interest in earnings of joint venture	(92,179)	4,590,631	583,001
Equity in earnings of investees	376,564	4,720,856	611,802
Finance expense	(4,706,535)	(2,527,506)	(4,727,561)
Finance income	5,777,521	1,258,441	407,710
Foreign exchange, net	260,746	(1,099,536)	(3,258,656)
Net effect of derivatives	(6,489,668)	(188,956)	5,594,511
Finance results, net	(5,157,936)	(2,557,557)	(1,983,996)
Profit before income taxes	2,702,471	6,250,876	1,990,961
Income taxes
Current	(1,246,990)	(787,602)	(941,363)
Deferred	1,365,394	1,233,186	438,696
Income Taxes	118,404	445,584	(502,667)
Profit for the year	2,820,875	6,696,460	1,488,294
Items that will not be reclassified to profit or loss
Actuarial gain (loss) on defined benefit plan	80,331	63,382	(55,777)
Taxes over actuarial gain (loss) on defined benefit plan	(27,313)	(21,550)	18,964
Items that will never be reclassified to profit or loss	53,018	41,832	(36,813)
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	917,548	89,848	(42,767)
Gain (loss) on cash flow hedge	723	(601,415)	(526,099)
Change in fair value of financial assets, net of taxes	22,395	2,269	278
Items that are or may be reclassified subsequently to profit or loss	940,666	(509,298)	(568,588)
Total other comprehensive income (loss), net of tax	993,684	(467,466)	(605,401)
Total comprehensive income for the year	3,814,559	6,228,994	882,893
Profit attributable to:
Owners of the Company	1,176,032	6,312,140	859,482
Non-controlling interests	1,644,843	384,320	628,812
Profit for the year	2,820,875	6,696,460	1,488,294
Total comprehensive income attributable to:
Owners of the Company	2,264,811	5,932,760	140,926
Non-controlling interests	1,549,748	296,234	741,967
Total comprehensive income for the year	R$ 3,814,559	R$ 6,228,994	R$ 882,893
Earnings per share
Basic	R$ 0.6292	R$ 3.4407	R$ 0.4685
Diluted	R$ 0.6264	R$ 3.4291	R$ 0.4637